Trade Receivables and Unbilled Revenue, Net - Movement in Allowances for Expected Credit Losses (ECL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 1,182
Balance at the end of the year	1,590	$ 1,182
Allowances for expected credit losses [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	1,182	564
Charged to profit or loss	1,316	1,171	$ 2,115
Write-offs, net of collections	(299)	(331)	(1,136)
Reversals	(533)	(157)	(2,321)
Translation adjustment	(76)	9	193
Balance at the end of the year	1,590	1,182	564
Allowances for expected credit losses [member] | Previously stated [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year		564
Balance at the end of the year			564
Allowances for expected credit losses [member] | Adoption of IFRS 9 [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year		(74)
Balance at the end of the year			(74)
Allowances for expected credit losses [member] | Adjusted [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 1,182	490	1,713
Balance at the end of the year		$ 1,182	$ 490